Business Combinations and Asset Acquisitions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Feb. 12, 2024 lease	Dec. 31, 2023 USD ($)	Dec. 31, 2023 vessel	Dec. 31, 2023 lease	Dec. 31, 2022 USD ($)	Dec. 31, 2022 vessel	Dec. 31, 2022 lease	Dec. 29, 2022 USD ($)
Asset Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents								$ 5,783
Goodwill					$ 40,308			40,308
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt											$ 44,519
Business combination, recognized identifiable assets acquired and liabilities assumed, current liabilities, operating lease											(11,063)
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination		$ 4,900
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma Revenue		757,140	$ 734,091
Business Acquisition, Pro Forma Net Income (Loss)		246,657	$ 272,557
Number of vessels						42	10
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination		4,900
Number of vessels						42	10
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed		4,900
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination		$ 4,900
Natural Gas Liquid Segment
Asset Acquisition [Line Items]
Goodwill					8,387			8,387
Weighted-average amortization period of intangible assets consisted of time-charter contracts	4 years 8 months 12 days	4 years 8 months 12 days
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of vessels | vessel						46
Number of vessels | vessel						46
Evergas
Asset Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%
Evergas
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business acquisition costs, Accrued Liabilities, Current					$ 0			$ 3,000
LPG Carriers [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of vessels chartered in | vessel	6
Number of vessels chartered in | vessel	6
NGL Carriers
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of vessels				2		10	10		10	10
Number of vessels				2		10	10		10	10
Evergas
Asset Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents											13,971
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets											1,332
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other											10,977
Business Combination, Recognized Identifiable Assets Acquired and Liabilities, Finance Lease, Right-of Use Asset											680,564
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets											15,036
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets											7,794
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles											24,810
Goodwill											5,467
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable											(3,914)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other											(7,949)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Deferred Revenue											(11,102)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt											421,015
Business combination, recognized identifiable assets acquired and liabilities assumed, current liabilities, operating lease											9,956
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other											$ 9,002
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination		$ 241,431
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Payments to Acquire Businesses, Gross		238,400
Line of Credit Assumed		180,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination		241,431
Payments to Acquire Businesses, Gross		238,400
Line of Credit Assumed		180,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination		$ 241,431
Evergas | Natural Gas Liquid Segment
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of vessels | vessel									2
Number of vessels | vessel									2
Evergas | LPG Carriers [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of vessels chartered in | vessel		6
Number of vessels chartered in | vessel		6
Evergas | NGL Carriers
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of vessels | vessel									8
Number of vessels | vessel									8